Fair Value Measurements (Details) - EBP 006 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 185,539,694	$ 188,420,341
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	49,949,824	49,503,957
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	12,786,391	13,548,167
Total | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	584,143	550,226
Total | LNC common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	18,484,664	18,854,752
Total | Brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	18,094,626	16,550,812
Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	49,949,824	49,503,957
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	12,786,391	13,548,167
Quoted Prices in Active Markets for Identical Assets (Level 1) | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	584,143	550,226
Quoted Prices in Active Markets for Identical Assets (Level 1) | LNC common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	18,484,664	18,854,752
Quoted Prices in Active Markets for Identical Assets (Level 1) | Brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	18,094,626	16,550,812
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 135,589,870	$ 138,916,384